Related Party Transactions - Schedule of Incurred Management Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Other Related Party Transactions [Line Items]
Management Fee	$ 25,658	$ 21,872	$ 17,782
Management Service Agreement with CGM
Schedule of Other Related Party Transactions [Line Items]
Management Fee	25,658	21,872	17,782
Management Service Agreement with CGM | Ergobaby
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	500	500
Management Service Agreement with CGM | FOX
Schedule of Other Related Party Transactions [Line Items]
Management Fee	0	0	308
Management Service Agreement with CGM | Liberty
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	500	500
Management Service Agreement with CGM | Manitoba Harvest
Schedule of Other Related Party Transactions [Line Items]
Management Fee	175
Management Service Agreement with CGM | Advanced Circuits
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	500	500
Management Service Agreement with CGM | Arnold Magnetics
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	500	500
Management Service Agreement with CGM | Clean Earth Holdings
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	125
Management Service Agreement with CGM | Sterno Candle Lamp
Schedule of Other Related Party Transactions [Line Items]
Management Fee	500	125
Management Service Agreement with CGM | Corporate
Schedule of Other Related Party Transactions [Line Items]
Management Fee	$ 22,483	$ 19,622	$ 15,474